Submission	Nov. 06, 2024
Submission [Line Items]
Central Index Key	0001032208
Registrant Name	Sempra
Registration File Number	333-272237
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES